Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Dec. 31, 2020	$ 210,032	$ 3	$ 0	$ 118	$ 0	$ 595,016	$ (5,861)	$ (379,244)
Beginning balance (in shares) at Dec. 31, 2020		52,346,231	34,425	88,893,548	1
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs	122,198					122,198
Issuance of ordinary shares, net of issuance costs (in shares)		18,147,078
Share-based compensation expense and reversal	(670)					(670)
Vesting of restricted stock (in shares)		21,500
Exercise of share options (in shares)		545
Unrealized loss on foreign currency translation	1,273						1,273
Net loss	(33,266)							(33,266)
Ending balance at Mar. 31, 2021	299,567	$ 3	$ 0	$ 118	$ 0	716,544	(4,588)	(412,510)
Ending balance (in shares) at Mar. 31, 2021		70,515,354	34,425	88,893,548	1
Beginning balance at Dec. 31, 2021	313,320	$ 4	$ 0	$ 118	$ 0	843,108	(8,570)	(521,340)
Beginning balance (in shares) at Dec. 31, 2021		90,907,830	34,425	88,893,548	1
Stockholders' Equity
Share-based compensation expense and reversal	2,340					2,340
Exercise of share options (in shares)		111
Unrealized loss on foreign currency translation	(7,455)						(7,455)
Net loss	(37,062)							(37,062)
Ending balance at Mar. 31, 2022	$ 271,143	$ 4	$ 0	$ 118	$ 0	$ 845,448	$ (16,025)	$ (558,402)
Ending balance (in shares) at Mar. 31, 2022		90,907,941	34,425	88,893,548	1